CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts		$ 0	$ 200,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	47,500,000	47,500,000	47,500,000
Common stock, shares issued	31,220,326	31,220,326	31,220,326
Common stock, shares outstanding	31,220,326	31,220,326	31,220,326
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	2,500,000
Preferred stock, shares issued	1,000,000
Preferred stock outstanding (in shares)	1,000,000	68,966	68,966
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	20,000	0
Preferred stock outstanding (in shares)	20,000	0
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	810,000	810,000
Preferred stock, shares issued	180,000	0
Preferred stock outstanding (in shares)	180,000	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000	800,000
Preferred stock, shares issued	800,000	0
Preferred stock outstanding (in shares)	800,000	0